Summary of significant accounting policies (Details) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016
Additional paid in capital	$ 32,201,484	$ 31,499,889	$ 23,993,581	$ 9,335,801
Accumulated deficit	$ (21,151,255)	(16,508,057)	$ (14,207,651)	$ (6,674,813)
Previously Reported [Member]
Additional paid in capital		30,774,885
Accumulated deficit		(15,783,053)
Revisions [Member]
Additional paid in capital		725,004
Accumulated deficit		$ (725,004)